Asset acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Asset acquisition
Schedule of Transferred Assets acquired	The following table summarizes the amounts of the Transferred Assets acquired:

In CHF thousands
Cash	4,634
IPR&D asset	50,416
Total	55,050